(Vanguard S&P Mid-Cap 400 Index Fund Institutional) (Vanguard S&P Mid-Cap 400 Index Fund)	12 Months Ended
Aug. 31, 2012
Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.01%
Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.01%